Unaudited Condensed Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares, value	2,710,421	3,050,335	23,000,000	23,000,000
Temporary equity, redemption price (in Dollars per share)	$ 11.34	$ 10.84	$ 10.35	$ 10.2
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	1,060,000	1,060,000	1,060,000	1,060,000
Ordinary shares, shares outstanding	1,060,000	1,060,000	1,060,000	1,060,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	8,050,000	8,050,000	8,050,000	8,050,000
Ordinary shares, shares outstanding	8,050,000	8,050,000	8,050,000	8,050,000